Income Taxes - Temporary differences and carryforwards (Detail) - USD ($) $ in Thousands	Oct. 29, 2016	Oct. 31, 2015
Deferred tax assets:
Product warranty	$ 14,201	$ 9,256
Inventory	5,891	7,697
Deferred employee benefits	9,096	4,609
Net operating loss and credits	2,114	1,675
Other reserves and allowances	5,311	3,885
Gross deferred tax assets	36,613	27,122
Less valuation allowance	(154)	(797)
Deferred tax assets	36,459	26,325
Deferred tax liabilities:
Intangible assets	(40,817)	(41,403)
Property, plant and equipment	(12,661)	(6,542)
Other	(430)	(385)
Deferred tax liabilities	(53,908)	(48,330)
Net deferred tax liability	$ (17,449)	$ (22,005)